UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [  ]; Amendment Number: ______
   This Amendment (Check only one.):      [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Corsair Capital Management, L.L.C.
Address:          350 Madison Avenue, 9th Floor
                  New York, New York 10017


Form 13F File Number: 028-10823

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Jay Petschek
Title:            Managing Member
Phone:            (212) 389-8240

Signature, Place, and Date of Signing:

     /s/ Jay Petschek         New York, New York          November 11, 2010
     --------------------     -------------------         -----------------
        [Signature]             [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     89

Form 13F Information Table Value Total:     $245,691 (thousands)


List of Other Included Managers:

   None.


                                                           FORM 13F INFORMATION TABLE

                                                           FOR QUARTER ENDED 9/30/10


    NAME OF ISSUER                   TITLE OF        CUSIP        VALUE    SHARES/    PUT/   INVESTMENT   VOTING AUTHORITY
                                     CLASS                        (X$1000) PRN AMT    CALL    DSCRETN    SOLE     SHARED   NONE
AIR PRODS & CHEMS INC                COM             009158106     $1,656     20,000         SOLE          20,000
ALPHA NATURAL RESOURCES              COM             02076X102     $3,927     95,425         SOLE          95,425
AMERICAN WTR WKS CO INC              COM             030420103     $3,162    135,900         SOLE         135,900
AMTRUST FINANCIAL SERVICES           COM             032359309     $5,228    360,033         SOLE         360,033
AON CORP                             COM             037389103    $19,829    507,000         SOLE         507,000
BANK OF AMERICA CORP                 COM             060505104     $2,653    202,500         SOLE         202,500
BANK OF NEW YORK MELLON              COM             064058100     $1,307     50,000         SOLE          50,000
BARRICK GOLD CORP                    COM             067901108     $1,223     26,416         SOLE          26,416
BERKLEY W R CORP                     COM             084423102     $7,054    260,598         SOLE         260,598
BERKSHIRE HATHAWAY INC DEL           CL B NEW        084670702     $1,835     22,200         SOLE          22,200
BRUKER CORP                          COM             116794108       $411     29,300         SOLE          29,300
CAPITALSOURCE INC                    COM             14055X102    $10,971  2,054,500         SOLE       2,054,500
CF INDS HLDGS INC                    COM             125269100     $3,190     33,400         SOLE          33,400
CHIQUITA BRANDS INTL INC             COM             170032809    $12,308    929,582         SOLE         929,582
CIT GROUP INC                        COM             125581801     $1,225     30,000         SOLE          30,000
CITIGROUP INC                        COM             172967101     $1,472    376,500         SOLE         376,500
COCA COLA ENTERPRISES INC            COM             191219104     $4,351    140,370         SOLE         140,370
COMCAST CORP                         CL A            20030N101       $452     25,000         SOLE          25,000
COMCAST CORP                         CL A SPL        20030N200     $7,918    465,500         SOLE         465,500
COMPASS MINERALS INTL INC            COM             20451N101       $766     10,000         SOLE          10,000
CPEX PHARMACEUTICALS INC             COM             12620N104       $481     20,905         SOLE          20,905
CRAWFORD & CO                        CL A            224633206       $210    102,796         SOLE         102,796
DANA HOLDING CORP                    COM             235825205     $3,527    286,300         SOLE         286,300
DATA I/O CORP                        COM             237690102       $209     41,062         SOLE          41,062
DJSP ENTERPRISES INCORPORATE         SHS             G7982P104       $251     71,507         SOLE          71,507
DOLE FOOD CO INC NEW                 COM             256603101       $774     84,635         SOLE          84,635
DUOYUAN PRTG INC                     COM             26605B109       $781    275,068         SOLE         275,068
ECHOSTAR CORP                        CL A            278768106     $2,481    130,045         SOLE         130,045
EDISON INTL                          COM             281020107     $1,706     49,600         SOLE          49,600
ENZON PHARMACEUTICALS INC            COM             293904108       $345     30,665         SOLE          30,665
EXPEDIA INC DEL                      COM             30212P105    $12,280        435         SOLE             435
FIDELITY NATL INFORMATION SV         COM             31620M106     $7,165    264,104         SOLE         264,104
FRANKLIN RES INC                     COM             354613101    $10,000      1,069         SOLE           1,069
FURIEX PHARMACEUTICALS INC           COM             36106P101       $846     75,000         SOLE          75,000
GENERAL DYNAMICS CORP                COM             369550108       $798     12,700         SOLE          12,700
GENERAL GROWTH PPTYS INC             COM             370021107       $819     58,313         SOLE          58,313
GENWORTH FINL INC                    COM CL A        37247D106       $743     60,800         SOLE          60,800
GLOBE SPECIALTY METALS INC           COM             37954N206    $24,021  1,710,912         SOLE       1,710,912
GOOGLE INC                           CL A            38259P508     $3,118      5,930         SOLE           5,930
HARVEST NATURAL RESOURCES IN         COM             41754V103     $2,856    274,115         SOLE         274,115
HEWLETT PACKARD CO                   COM             428236103     $2,440     58,004         SOLE          58,004
HYATT HOTELS CORP                    COM CL A        448579102     $2,842     76,000         SOLE          76,000
ING GROEP N V                        SPONSORED ADR   456837103       $206     20,000         SOLE          20,000
INNOPHOS HOLDINGS INC                COM             45774N108    $16,901    510,594         SOLE         510,594
ITERIS INC                           COM             46564t107        $15     10,000         SOLE          10,000
KAPSTONE PAPER & PACKAGING           COM             48562P103    $11,163    919,498         SOLE         919,498
KAR AUCTION SVCS INC                 COM             48238T109     $8,227    652,401         SOLE         652,401
KENDLE INTERNATIONAL INC             NOTE 3.375% 7/1 48880LAA5     $1,727  1,800,000         SOLE       1,800,000
KRAFT FOODS INC                      CL A            50075N104     $7,305    236,700         SOLE         236,700
KVH INDS INC                         COM             482738101       $150     10,000         SOLE          10,000
LIBERTY MEDIA CORP NEW               CAP COM SER A   53071M302     $2,063     39,630         SOLE          39,630
LIVE NATION ENTERTAINMENT INC        COM             538034109     $6,746    682,749         SOLE         682,749
LOCKHEED MARTIN CORP                 COM             539830109       $987     13,850         SOLE          13,850
LOEWS CORP                           COM             540424108     $3,805    100,400         SOLE         100,400
LOOKSMART LTD                        COM NEW         543442503        $53     26,162         SOLE          26,162
LSB INDS INC                         COM             502160104     $5,341    287,594         SOLE         287,594
LTX-CREDENCE CORP                    COM             502403108       $899    168,051         SOLE         168,051
MAIDEN HOLDINGS LTD                  SHS             560292104    $11,698  1,537,212         SOLE       1,537,212
MDS INC                              COM             55269P302    $12,952  1,282,336         SOLE       1,282,336
MEDCATH CORP                         COM             58404W109     $2,290    227,400         SOLE         227,400
META FINL GROUP INC                  COM             59100U108     $1,236     38,631         SOLE          38,631
MICROSOFT CORP                       COM             594918104       $735     30,000         SOLE          30,000
NEXEN INC                            COM             65334H102     $1,015     50,500         SOLE          50,500
NOVELL INC                           COM             670006105       $597    100,000         SOLE         100,000
PEPSICO INC                          COM             713448108     $2,301     34,630         SOLE          34,630
PFIZER INC                           COM             717081103       $652        533         SOLE             533
PHOTOMEDEX INC                       COM PAR $0.01   719358301     $1,415    256,412         SOLE         256,412
PRECISION DRILLING CORP              COM 2010        74022D308       $694    101,367         SOLE         101,367
PROVIDENCE & WORCESTER RR CO         COM             743737108       $263     21,321         SOLE          21,321
SCHWEITZER-MAUDUIT INTL INC          COM             808541106     $8,110    139,090         SOLE         139,090
SEAHAWK DRILLING INC                 COM             81201R107       $676     79,941         SOLE          79,941
SIMULATIONS PLUS INC                 COM             829214105        $54     18,801         SOLE          18,801
SLM CORP                             COM             78442P106     $1,155    100,000         SOLE         100,000
SPDR GOLD TRUST                      GOLD SHS        78463V107     $7,113     55,611         SOLE          55,611
SPDR S&P 500 ETF TR                  UNIT SER 1 S&P  78462F103     $8,777     76,900         SOLE          76,900
SYPRIS SOLUTIONS INC                 COM             871655106        $73     23,415         SOLE          23,415
TECK RESOURCES LTD                   CL B            878742204     $4,744    115,250         SOLE         115,250
TECO ENERGY INC                      COM             872375100     $1,212     70,000         SOLE          70,000
TESSERA TECHNOLOGIES INC             COM             88164L100     $1,093     59,101         SOLE          59,101
TRINITY BIOTECH PLC                  SPON ADR NEW    896438306     $1,418    224,072         SOLE         224,072
UNITED CAPITAL CORP                  COM             909912107        $73      3,006         SOLE           3,006
URANERZ ENERGY CORP                  COM             91688T104       $184    115,000         SOLE         115,000
WALTER ENERGY INC                    COM             93317Q105     $3,975     48,900         SOLE          48,900
WALTER INVT MGMT CORP                COM             93317W102     $1,093     62,482         SOLE          62,482
WESTELL TECHNOLOGIES INC             CL A            957541105       $341     25,000         SOLE          25,000
WESTMORELAND COAL CO                 COM             960878106     $2,040    206,823         SOLE         206,823
WILLIS GROUP HOLDINGS PUBLIC         SHS             G96666105     $1,073     34,800         SOLE          34,800
WYNDHAM WORLDWIDE CORP               COM             98310W108     $2,568     46,013         SOLE          46,013
XEROX CORP                           COM             984121103    $50,000        518         SOLE             518
